Stock Options	12 Months Ended
Dec. 31, 2015
Share Based Payments - Options/ Stock Option [Abstract]
STOCK OPTIONS

NOTE 11 – STOCK OPTIONS

The Company sponsors a stock-based incentive compensation plan known as the 2013 Equity Compensation Plan (the “Plan”), which was established by the Board of Directors of the Company in June 2013. A total of 1,500,000 shares were initially reserved for issuance under the Plan, of which 1,085,000 options have been granted and remain outstanding and 735,105 shares have been granted, but not issued. Of the shares granted but not issued, the Company has committed to retire 295,384 of those shares for cash. The Company has no remaining shares available to grant under the Plan, but intends to amend the Plan to increase the number of shares authorized.

The Plan allows the Company to grant incentive stock options, non-qualified stock options, stock appreciation right, or restricted stock. The incentive stock options are exercisable for up to ten years, at an option price per share not less than the fair market value on the date the option is granted. The incentive stock options are limited to persons who are regular full-time employees of the Company at the date of the grant of the option. Non-qualified options may be granted to any person, including, but not limited to, employees, independent agents, consultants and attorneys, who the Company’s Board or Compensation Committee believes have contributed, or will contribute, to the success of the Company. Non-qualified options may be issued at option prices of less than fair market value on the date of grant and are exercisable for up to ten years from date of grant. The option vesting schedule for options granted is determined by the Compensation Committee of the Board of Directors at the time of the grant. The Plan provides for accelerated vesting of unvested options if there is a change in control, as defined in the Plan.

Prior to establishment of the Plan, the Board granted options under terms similar to those described in the preceding paragraphs.

The compensation cost that has been charged against income related to options for the years ended December 31, 2015 and 2014, was $253,358 and $272,804, respectively. No income tax benefit was recognized in the income statement and no compensation was capitalized in any of the years presented.

The Company had the following option activity during the years ended December 31, 2015 and 2014:

	Number of Options	Weighted average exercise price
Outstanding, January 1, 2014	1,180,000	$.97
Granted - 2014	387,500	1.73
Exercised - 2014	0	0
Expired – 2014	(260,000)	(0.39)
Balance, December 31, 2014	1,307,500	1.31
Granted – 2015	550,000	1.25
Exercised – 2015	0	0
Expired – 2015	(242,500)	(1.68)
Balance, December 31, 2015	1,615,000	$1.09